Fair Value Measurement - Recurring and Non-recurring Basis (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Reconciliation of the fair value measurements using significant unobservable inputs
Equity securities, balance	$ 223,385,000	$ 96,659,000
Financial instruments measured on a recurring basis | Wealth management products
Reconciliation of the fair value measurements using significant unobservable inputs
Fair value changes, loss recognized	59,300,000
Equity securities, balance	50,200,000
Carrying value of impaired investments	109,500,000
Non-recurring
Reconciliation of the fair value measurements using significant unobservable inputs
Impairment charge of goodwill recognized	$ 0	0	$ 0
Significant Unobservable Inputs (Level 3)
Reconciliation of the fair value measurements using significant unobservable inputs
Valuation technique	us-gaap:ValuationTechniqueDiscountedCashFlowMember
Measurement input	wb:MeasurementInputDiscountCurveOfMarketInterestRatesMember
Significant Unobservable Inputs (Level 3) | Non-recurring | Minimum
Reconciliation of the fair value measurements using significant unobservable inputs
Discount rate (as a percent) | item	0.17
Significant Unobservable Inputs (Level 3) | Non-recurring | Maximum
Reconciliation of the fair value measurements using significant unobservable inputs
Discount rate (as a percent) | item	0.23
Significant Unobservable Inputs (Level 3) | Non-recurring | Certain investments under cost method and equity method were measured using significant unobservable inputs
Reconciliation of the fair value measurements using significant unobservable inputs
Impairment charge	$ 106,800,000	126,800,000	$ 230,900,000
Carrying value of impaired investments	$ 14,500,000	$ 89,500,000